OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2018
OTHER COMPREHENSIVE INCOME (LOSS)
4. OTHER COMPREHENSIVE
(LOSS)

INCOME
Other comprehensive (loss) income consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency and changes in the unrealized gains (losses) on cash flow hedging instruments and equity securities. The tax effects allocated to each component of other comprehensive (loss) income were as follows:
Years Ended December 31,	2018	2017	2016
Foreign currency translation adjustment	$(20,493)	$15,993	$6,211
Unrealized gain (loss) on cash flow hedging instruments	2,627	(961)	(1,321)
Income tax (expense) benefit	(709)	259	356
Unrealized gain (loss) on cash flow hedging instruments, net of tax	1,918	(702)	(965)
Reclassification of (gain) loss on cash flow hedging instruments into earnings	(215)	(491)	442
Income tax expense (benefit)	58	133	(119)
Reclassification of (gain) loss on cash flow hedging instruments into earnings, net of tax	(157)	(358)	323
Unrealized gain on equity securities	—	51	27
Income tax expense	—	(66)	(13)
Unrealized (loss) gain on equity securities, net of tax	—	(15)	14
Other comprehensive (loss) income	$(18,732)	$14,918	$5,583
The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2018	2017	2016
Foreign currency translation adjustment:
Beginning balance	$(33,499)	$(43,459)	$(47,204)
Current period other comprehensive (loss) income	(13,105)	9,960	3,745
Ending balance	(46,604)	(33,499)	(43,459)
Cash flow hedging instruments:
Beginning balance	(421)	215	600
Current period other comprehensive income (loss)	1,151	(421)	(579)
Reclassification adjustment	(94)	(215)	194
Ending balance	636	(421)	215
Equity securities:
Beginning balance	(301)	(286)	(300)
Cumulative-effect adjustment to retained earnings	301	—	—
Current period other comprehensive (loss) income	—	(15)	14
Ending balance	—	(301)	(286)
Accumulated other comprehensive loss, net of tax	$(45,968)	$(34,221)	$(43,530)